Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with SEC rules, the table below sets forth additional information concerning the compensation of each individual who served as our Chief Executive Officer (“CEO”) and our other
(“non-CEO”)
named executive officers (“NEOs”) for each of the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, and our financial and total stockholder return (“TSR”) performance for each such fiscal year. Mr. Isom has served as our CEO beginning March 2022 and Mr. Parker served as our CEO prior to that.
The
COVID-19
pandemic was the most challenging time in our industry’s history. It resulted in drastic disruptions in global demand for air travel and a severe decline in our business. Despite these challenges, we remained consistent in our approach and philosophy that our executive compensation programs provide both fair pay and pay-for-performance
and align with the interests of stockholders. We achieved key objectives and strong financial performance in 2024, including:

•	Produced record full-year revenue of $54.2 billion, full-year net income of $846 million and, excluding special items, full-year net income of $1.4 billion (1)

•	Generated $4 billion in full-year operating cash flow and record full-year free cash flow of $2.2 billion (1)

•	Operated nearly 2.2 million flights with an average load factor of 84.9%

•	Delivered strong operational results, achieving our second-best completion factor since the merger of American and US Airways, on our largest-ever passenger volume

(1)	See Appendix B for a reconciliation of net income excluding net special items (non-GAAP measure), and for the calculation of free cash flow (non-GAAP measure).
Pay Versus Performance Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total: Mr. Isom ($) (1)	CAP: Mr. Isom ($) (2)	Summary Compensation Table Total: Mr. Parker ($) (1)	CAP: Mr. Parker ($) (2)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (1)	Average CAP: Non-CEO NEOs ($) (2)	AAG Total Stockholder Return ($) (3)	Peer Group Total Stockholder Return ($) (3)	Net Income (Loss) ($) (in millions)	Adjusted Pre-Tax Income Margin % (4)
2024	15,610,843	23,988,818	-	-	4,648,523	4,531,378	61.00	60.99	846	3.4%
2023	31,438,162	33,817,502	-	-	9,530,121	9,827,888	48.08	61.60	822	4.7%
2022	4,886,649	3,507,095	6,537,694	3,881,181	3,400,714	2,422,634	44.52	48.04	127	0.9%
2021	-	-	7,238,011	8,128,613	3,892,813	4,197,060	62.85	74.23	(1,993)	(23.2%)
2020	-	-	10,663,866	(614,164)	4,245,970	736,998	55.19	75.55	(8,885)	(70.7%)

(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for Messrs. Isom and Parker for each year where they served as CEO and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Robert Isom	Steve Johnson, Devon May, David Seymour, Priya Aiyar, and Vasu Raja
2023	Robert Isom	Steve Johnson, Priya Aiyar, Devon May, and Vasu Raja
2022	Robert Isom and Doug Parker	Derek Kerr, Steve Johnson, Maya Leibman, and David Seymour
2021	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson, and Maya Leibman
2020	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson, and Maya Leibman

2025 Proxy Statement

(2)	Compensation Actually Paid (“CAP”) to Mr. Isom and the remaining NEOs for 2024 reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2024
Adjustments	Mr. Isom ($)	Average Non-CEO NEOs ($)
Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for Fiscal Year 2024 (“FY24”)	(11,250,000)	(3,067,000)
Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in FY24	9,463,680	2,200,086
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years based on change from FY23 Year-end to FY24 Year-end	11,251,403	1,386,688
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in FY24 based on change from FY23 Year-end to Vesting Date in FY24	(1,087,108)	17,375
Deduction of FY23 Year-end Fair Value of Equity Awards Granted in Prior Years that were Forfeited during FY24	-	(654,293)
Total Adjustments	8,377,975	(117,145)

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns was determined by reference to (1) for time-based RSU awards, the closing price of a share of our Common Stock on the applicable year-end
date(s) or, in the case of vesting dates, the closing price of a share of our Common Stock on the applicable vesting dates, and (2) for performance-based RSU awards, the same valuation methodology as time-based RSU awards except year-end
values are multiplied by a factor reflecting achievement of the probable outcome of the applicable performance conditions as of the measurement date (which as of December 31, 2024 was 120%, 150% and 50% of target for the 2022, 2023 and 2024 grants, respectively).

(3)
Pursuant to the SEC rules, TSR reflects an initial investment of $100 on December 31, 2019, and that all dividends, if any, were reinvested. The Peer Group Total Stockholder Return represents the cumulative TSR of the ARCA Airline Index (the “Peer Group TSR”).

(4)	Adjusted pre-tax income margin is a non-GAAP measure and excludes net special items. See Appendix B for a reconciliation of pre-tax income margin excluding net special items, a non-GAAP measure.

Company Selected Measure Name	Adjusted Pre-Tax Income Margin
Named Executive Officers, Footnote
(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for Messrs. Isom and Parker for each year where they served as CEO and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Robert Isom	Steve Johnson, Devon May, David Seymour, Priya Aiyar, and Vasu Raja
2023	Robert Isom	Steve Johnson, Priya Aiyar, Devon May, and Vasu Raja
2022	Robert Isom and Doug Parker	Derek Kerr, Steve Johnson, Maya Leibman, and David Seymour
2021	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson, and Maya Leibman
2020	Doug Parker	Robert Isom, Derek Kerr, Steve Johnson, and Maya Leibman

Peer Group Issuers, Footnote	Pursuant to the SEC rules, TSR reflects an initial investment of $100 on December 31, 2019, and that all dividends, if any, were reinvested. The Peer Group Total Stockholder Return represents the cumulative TSR of the ARCA Airline Index (the “Peer Group TSR”).
Adjustment To PEO Compensation, Footnote
(2)	Compensation Actually Paid (“CAP”) to Mr. Isom and the remaining NEOs for 2024 reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2024
Adjustments	Mr. Isom ($)	Average Non-CEO NEOs ($)
Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for Fiscal Year 2024 (“FY24”)	(11,250,000)	(3,067,000)
Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in FY24	9,463,680	2,200,086
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years based on change from FY23 Year-end to FY24 Year-end	11,251,403	1,386,688
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in FY24 based on change from FY23 Year-end to Vesting Date in FY24	(1,087,108)	17,375
Deduction of FY23 Year-end Fair Value of Equity Awards Granted in Prior Years that were Forfeited during FY24	-	(654,293)
Total Adjustments	8,377,975	(117,145)

Non-PEO NEO Average Total Compensation Amount	$ 4,648,523	$ 9,530,121	$ 3,400,714	$ 3,892,813	$ 4,245,970
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,531,378	9,827,888	2,422,634	4,197,060	736,998
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Compensation Actually Paid (“CAP”) to Mr. Isom and the remaining NEOs for 2024 reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	2024
Adjustments	Mr. Isom ($)	Average Non-CEO NEOs ($)
Deduction for amounts reported under the “Stock Awards” column of Summary Compensation Table for Fiscal Year 2024 (“FY24”)	(11,250,000)	(3,067,000)
Year-end Fair Value of Outstanding and Unvested Equity Awards Granted in FY24	9,463,680	2,200,086
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years based on change from FY23 Year-end to FY24 Year-end	11,251,403	1,386,688
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in FY24 based on change from FY23 Year-end to Vesting Date in FY24	(1,087,108)	17,375
Deduction of FY23 Year-end Fair Value of Equity Awards Granted in Prior Years that were Forfeited during FY24	-	(654,293)
Total Adjustments	8,377,975	(117,145)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our named executive officers for 2024:

•	Stock price/total stockholder return;

•	Adjusted pre-tax income and pre-tax income margin;

•	EBITDAR margin;

•	TRASM; and

•	Adjusted CASM.
For additional details regarding our performance measures, please see the sections entitled “Annual Cash Incentive Program” and “Long-Term Incentive Programs” in our “Compensation Discussion and Analysis” beginning on pages 54 and 56, respectively.

Total Shareholder Return Amount	$ 61	48.08	44.52	62.85	55.19
Peer Group Total Shareholder Return Amount	60.99	61.6	48.04	74.23	75.55
Net Income (Loss)	$ 846,000,000	$ 822,000,000	$ 127,000,000	$ (1,993,000,000)	$ (8,885,000,000)
Company Selected Measure Amount	0.034	0.047	0.009	(0.232)	(0.707)
PEO Name	Robert Isom	Robert Isom	Robert Isom and Doug Parker	Doug Parker	Doug Parker
Measure:: 1
Pay vs Performance Disclosure
Name	Stock price/total stockholder return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted pre-tax income and pre-tax income margin
Non-GAAP Measure Description	Adjusted pre-tax income margin is a non-GAAP measure and excludes net special items. See Appendix B for a reconciliation of pre-tax income margin excluding net special items, a non-GAAP measure.
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDAR margin
Measure:: 4
Pay vs Performance Disclosure
Name	TRASM; and
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted CASM
Isom [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 15,610,843	$ 31,438,162	$ 4,886,649	$ 0	$ 0
PEO Actually Paid Compensation Amount	23,988,818	33,817,502	3,507,095	0	0
Parker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	6,537,694	7,238,011	10,663,866
PEO Actually Paid Compensation Amount	0	$ 0	$ 3,881,181	$ 8,128,613	$ (614,164)
PEO | Isom [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,377,975
PEO | Isom [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,250,000)
PEO | Isom [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,463,680
PEO | Isom [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,251,403
PEO | Isom [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,087,108)
PEO | Isom [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,145)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,067,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,200,086
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,386,688
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,375
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (654,293)